OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                   	Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Shares                                                            Value
           COMMON STOCKS - 94.8 %
           Energy - 5.6 %
           Coal & Consumable Fuels - 0.8 %
  5,300    Consol Energy, Inc.                                   $ 170,660
           Oil & Gas Equipment & Services - 1.4 %
 36,100    Newpark Resources, Inc. *                             $ 315,153
           Oil & Gas Exploration & Production - 3.4 %
  4,800    Cabot Oil & Gas Corp.                                 $ 133,632
  3,400    Concho Resources, Inc. *                                198,628
 13,200    Southwestern Energy Co. *                               431,904
                                                                 $ 764,164
           Total Energy                                          $1,249,977
           Materials - 4.9 %
           Diversified Chemical - 1.5 %
 12,100    Cabot Corp.                                           $ 344,003
           Fertilizers & Agricultural Chemicals - 0.3 %
  1,300    Monsanto Co.                                          $  68,445
           Metal & Glass Containers - 1.5 %
 11,980    Crown Holdings, Inc. *                                $ 333,763
           Paper Packaging - 1.6 %
 21,800    Temple-Inland, Inc.                                   $ 347,274
           Total Materials                                       $1,093,485
           Capital Goods - 11.9 %
           Construction & Engineering - 2.0 %
  5,800    Aecom Technology Corp. *                              $ 130,500
 13,900    KBR, Inc.                                               322,480
                                                                 $ 452,980
           Electrical Component & Equipment - 1.3 %
  6,685    AMETEK, Inc.                                          $ 287,388
           Industrial Conglomerates - 1.6 %
  3,800    Carlisle Co., Inc.                                    $ 106,590
 14,400    Textron, Inc.                                           245,520
                                                                 $ 352,110
           Industrial Machinery - 7.0 %
  4,900    Crane Co.                                             $ 166,110
  7,600    Danaher Corp.                                           276,108
  2,200    Gardner Denver, Inc.                                    105,028
  4,900    Graco, Inc.                                             136,759
  3,900    Ingersoll-Rand Plc                                      126,867
 11,541    Kennametal, Inc.                                        290,833
  4,700    Snap-On, Inc.                                           193,781
  4,950    SPX Corp.                                               277,497
                                                                 $1,572,983
           Total Capital Goods                                   $2,665,461
           Transportation - 0.9 %
           Air Freight & Couriers - 0.9 %
  4,400    Atlas Air Worldwide Holdings, Inc. * (b)              $ 190,696
           Total Transportation                                  $ 190,696
           Automobiles & Components - 2.9 %
           Auto Parts & Equipment - 1.7 %
  3,000    Lear Corp. *                                          $ 220,980
  2,100    Magna International, Inc.                               163,317
                                                                 $ 384,297
           Motorcycle Manufacturers - 0.7 %
  5,900    Harley-Davidson, Inc.                                 $ 143,488
           Tires & Rubber - 0.5 %
  6,800    Cooper Tire & Rubber Co. (b)                          $ 110,092
           Total Automobiles & Components                        $ 637,877
           Consumer Durables & Apparel - 2.2 %
           Apparel, Accessories & Luxury Goods - 1.4 %
 10,200    Hanesbrands, Inc. *                                   $ 244,188
  4,400    True Religion Apparel, Inc. * (b)                        77,352
                                                                 $ 321,540
           Homebuilding - 0.5 %
  6,100    Toll Brothers, Inc. *                                 $ 105,408
           Leisure Products - 0.3 %
  5,200    Brunswick Corp. * (b)                                 $  66,092
           Total Consumer Durables & Apparel                     $ 493,040
           Consumer Services - 2.8 %
           Hotels, Resorts & Cruise Lines - 1.2 %
 11,900    Wyndham Worldwide Corp.                               $ 275,961
           Restaurants - 1.6 %
 17,000    Jack In The Box, Inc. *                               $ 343,060
           Total Consumer Services                               $ 619,021
           Media - 2.3 %
           Advertising - 1.0 %
 26,600    The Interpublic Group of Companies, Inc. *            $ 226,898
           Broadcasting - 1.3 %
 21,300    CBS Corp. (Class B)                                   $ 294,366
           Total Media                                           $ 521,264
           Retailing - 3.7 %
           Apparel Retail - 1.8 %
  6,700    Abercrombie & Fitch Co.                               $ 231,820
  7,390    The Limited Brands, Inc.                                174,404
                                                                 $ 406,224
           Computer & Electronics Retail - 0.4 %
  4,500    Gamestop Corp. * (b)                                  $  80,685
           Specialty Stores - 1.5 %
 14,400    Hibbett Sporting Goods, Inc. *                        $ 333,792
           Total Retailing                                       $ 820,701
           Food, Beverage & Tobacco - 4.7 %
           Distillers & Vintners - 1.8 %
 24,300    Constellation Brands, Inc. *                          $ 404,838
           Packaged Foods & Meats - 2.9 %
  9,900    Green Mountain Coffee Roasters, Inc. * (b)            $ 305,118
  8,400    McCormick & Co., Inc.                                   334,908
                                                                 $ 640,026
           Total Food, Beverage & Tobacco                        $1,044,864
           Household & Personal Products - 1.7 %
           Personal Products - 1.7 %
  6,900    Estee Lauder Co.                                      $ 386,883
           Total Household & Personal Products                   $ 386,883
           Health Care Equipment & Services - 7.8 %
           Health Care Equipment - 4.6 %
 20,600    Abiomed, Inc. * (b)                                   $ 186,430
  5,800    Covidien, Ltd.                                          204,972
  7,800    DexCom, Inc. *                                           95,550
  3,600    Hospira, Inc. *                                         184,896
  6,300    Insulet Corp. *                                          83,286
  5,000    Thoratec Corp. *                                        161,000
  4,000    Young Innovations, Inc.                                 104,920
                                                                 $1,021,054
           Health Care Services - 0.8 %
  2,800    DaVita, Inc. *                                        $ 180,936
           Health Care Supplies - 2.4 %
  8,700    AGA Medical Holdings, Inc. * (b)                      $ 118,755
 15,170    Alere, Inc. *                                           424,305
                                                                 $ 543,060
           Total Health Care Equipment & Services                $1,745,050
           Pharmaceuticals & Biotechnology - 2.3 %
           Biotechnology - 1.9 %
  2,300    Alexion Pharmaceuticals, Inc. *                       $ 129,881
  8,300    Cubist Pharmaceuticals, Inc. *                          182,849
  9,200    Incyte Genomics, Inc. * (b)                             115,184
                                                                 $ 427,914
           Pharmaceuticals - 0.4 %
  4,400    Ardea Biosciences, Inc. *                             $  88,616
           Total Pharmaceuticals & Biotechnology                 $ 516,530
           Banks - 5.9 %
           Regional Banks - 5.9 %
  4,600    City National Corp.                                   $ 222,824
 19,200    Columbia Banking System, Inc.                           341,952
 22,300    National Penn Bancshares, Inc.                          129,563
  7,200    Signature Bank *                                        263,088
 16,800    TCF Financial Corp.                                     239,904
  8,000    Texas Capital Bancshares, Inc. * (b)                    122,400
                                                                 $1,319,731
           Total Banks                                           $1,319,731
           Diversified Financials - 2.2 %
           Consumer Finance - 1.1 %
 10,300    First Cash Financial Services, Inc. *                 $ 245,758
           Investment Banking & Brokerage - 1.1 %
  6,200    Morgan Stanley                                        $ 153,078
  6,000    TD Ameritrade Holding Corp. *                            87,660
                                                                 $ 240,738
           Total Diversified Financials                          $ 486,496
           Insurance - 3.1 %
           Insurance Brokers - 1.0 %
  9,700    Marsh & McLennan Co., Inc.                            $ 230,084
           Life & Health Insurance - 1.3 %
 14,900    Unum Group                                            $ 298,745
           Reinsurance - 0.8 %
  3,000    Renaissancere Holdings, Ltd.                          $ 170,370
           Total Insurance                                       $ 699,199
           Real Estate - 6.3 %
           Industrial Real Estate Investment Trusts - 1.5 %
 22,300    First Potomac Realty Trust                            $ 330,709
           Office Real Estate Investment Trusts - 3.4 %
  2,500    Alexandria Real Estate Equities, Inc.                 $ 173,425
 13,300    BioMed Property Trust, Inc.                             227,297
 22,800    Douglas Emmett, Inc.                                    367,536
                                                                 $ 768,258
           Retail Real Estate Investment Trusts - 1.4 %
 57,500    Cedar Shopping Centers, Inc. (b)                      $ 317,400
           Total Real Estate                                     $1,416,367
           Software & Services - 9.6 %
           Application Software - 4.4 %
  5,800    Ansys, Inc. *                                         $ 224,924
 47,800    Compuware Corp. *                                       343,204
 27,800    Nuance Communications, Inc. * (b)                       408,104
                                                                 $ 976,232
           Data Processing & Outsourced Services - 1.3 %
 11,700    VeriFone Holdings, Inc. * (b)                         $ 282,906
           Home Entertainment Software - 0.9 %
  7,090    RealD, Inc. *                                         $ 118,474
 11,300    Take-Two Interactive Software, Inc. * (b)                94,016
                                                                 $ 212,490
           Internet Software & Services - 1.2 %
   600     Google, Inc. *                                        $ 270,012
           Systems Software - 1.8 %
  9,000    Rovi Corp. *                                          $ 391,590
           Total Software & Services                             $2,133,230
           Technology Hardware & Equipment - 3.6 %
           Communications Equipment - 2.4 %
 10,000    Cisco Systems, Inc. *                                 $ 200,500
  8,600    Riverbed Technology, Inc. *                             329,896
                                                                 $ 530,396
           Electronic Equipment & Instruments - 1.2 %
 10,600    Flir Systems, Inc. *                                  $ 266,272
           Total Technology Hardware & Equipment                 $ 796,668
           Semiconductors - 2.7 %
           Semiconductors - 2.7 %
  6,800    Analog Devices, Inc.                                  $ 189,584
 32,300    Atmel Corp. *                                           187,340
 36,600    ON Semiconductor Corp. *                                226,188
                                                                 $ 603,112
           Total Semiconductors                                  $ 603,112
           Telecommunication Services - 3.0 %
           Integrated Telecommunication Services - 1.5 %
 28,400    Windstream Corp.                                      $ 327,594
           Wireless Telecommunication Services - 1.5 %
  9,600    NII Holdings, Inc *                                   $ 348,000
           Total Telecommunication Services                      $ 675,594
           Utilities - 4.7 %
           Gas Utilities - 0.4 %
  2,600    EQT Corp.                                             $  84,760
           Multi-Utilities - 4.3 %
 16,400    CMS Energy Corp. (b)                                  $ 286,918
  7,500    Public Service Enterprise Group, Inc.                   239,700
  4,499    Sempra Energy                                           229,089
  3,700    Wisconsin Energy Corp.                                  206,238
                                                                 $ 961,945
           Total Utilities                                       $1,046,705
           TOTAL COMMON STOCKS                                   $21,161,951
           (Cost  $20,141,269)

           EXCHANGE TRADED FUND - 0.5 %
           Materials - 0.5 %
           Precious Metals & Minerals - 0.5 %
  2,200    Market Vectors Gold Miners                            $ 117,942
           Total Materials                                       $ 117,942
           TOTAL EXCHANGE TRADED FUND                            $ 117,942
           (Cost  $83,039)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 9.0 %
           Securities Lending Collateral  - 9.0 % (c)
           Certificates of Deposit:
 57,630    Bank of Nova Scotia, 0.47%, 9/7/10                    $ 57,630
 40,341    BBVA Group NY, 0.51%, 7/26/11                           40,341
 57,630    BNP Paribas Bank NY, 0.38%, 11/8/10                     57,630
 28,815    DNB Nor Bank ASA NY, 0.27%, 11/10/10                    28,815
 57,630    Nordea NY,  0.5%, 12/10/10                              57,630
 57,630    RoboBank Netherland NV NY, 8/8/11                       57,630
 57,630    Royal Bank of Canada NY, 0.26%, 1/21/11                 57,630
 57,630    SocGen NY,  0.34%, 11/10/10                             57,630
 28,815    Svenska NY,  0.275%, 11/12/10                           28,815
                                                                 $443,751
           Commercial Paper:
 34,578    American Honda Finance, 0.33%, 5/4/11                 $ 34,578
 23,197    American Honda Finance, 1.29%, 6/20/11                  23,197
 21,214    Australia & New Zealand Banking Group, 1.04%, 8/4/11    21,214
 27,394    Caterpillar Financial Services Corp., 1.29%, 6/24/11    27,394
 63,389    CBA, 0.56%, 1/3/11                                      63,389
 11,521    CHARFD, 0.38%, 10/15/10                                 11,521
 40,305    CHARFD, 0.31%, 12/14/10                                 40,305
 23,041    CLIPPR, 0.45%, 10/8/10                                  23,041
 34,553    CLIPPR, 0.28%, 12/1/10                                  34,553
 34,578    CLIPPR, 0.45%, 9/1/10                                   34,578
 18,601    FAIRPP, 0.3%, 11/9/10                                   18,601
 23,036    FASCO, 0.27%, 12/1/10                                   23,036
 26,507    FASCO, 0.45%, 9/9/10                                    26,507
 28,815    FASCO, 0.46%, 9/2/10                                    28,815
 57,639    Federal Home Loan Bank, 0.37%, 6/1/11                   57,639
 28,813    GE Corp., 0.548%, 1/26/11                               28,813
  5,759    General Electric Capital Corp., 0.61%, 6/6/11            5,759
  6,281    General Electric Capital Corp., 0.59%, 10/6/10           6,281
  6,238    General Electric Capital Corp., 0.62%, 10/21/10          6,238
 48,707    JPMorgan Chase & Co., 0.89%, 09/24/10                   48,707
 28,812    RANGER,  0.25%, 9/13/10                                 28,812
 46,076    SANTANDER, 0.43%, 10/22/10                              46,076
 11,521    SRCPP, 0.38%, 10/12/10                                  11,521
 17,283    STRAIT, 0.36%, 10/4/10                                  17,283
 28,802    TBLLC, 0.38%, 10/12/10                                  28,802
 28,813    TBLLC, 0.24%, 9/10/10                                   28,813
 57,630    Toyota Motor Credit Corp., 0.29%, 1/10/11               57,630
 57,600    VARFUN, 0.35%, 10/25/10                                 57,600
 34,579    Wachovia, 0.69%, 3/22/11                                34,579
 57,630    Westpac, 0.5%, 07/29/2011                               57,630
 23,050    WFC, 0.61%, 12/2/10                                     23,050
                                                                 $955,962
           Tri-party Repurchase Agreements:
 105,708   Barclays Capital Markets, 0.24%, 9/1/10               $105,708
 144,074   Deutsche Bank Securities, Inc., 0.24%, 9/1/10          144,074
 57,630    HSBC Bank USA NA, 0.24%, 9/1/10                         57,630
 115,260   RBS Securities, Inc., 0.25%, 9/1/10                    115,260
                                                                 $422,672
 Shares
           Money Market Mutual Funds:
 57,630    Blackrock Liquidity Temporary Cash Fund               $ 57,630
 57,630    Dreyfus Preferred Money Market Fund                     57,630
 57,630    Fidelity Prime Money Market Fund                        57,630
                                                                 $172,890
           Total Securities Lending Collateral                   $1,995,275
           TOTAL TEMPORARY CASH INVESTMENTS                      $1,995,275
           (Cost  $1,995,275)
           TOTAL INVESTMENT IN SECURITIES - 104.3 %              $23,275,168
           (Cost  $22,219,583)(a)
           OTHER ASSETS AND LIABILITIES - (4.3) %                $(958,723)
           TOTAL NET ASSETS - 100.0 %                            $22,316,445

    *      Non-income producing security.

   (a) At August 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $22,574,548 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $   3,004,860

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                (2,304,240)

           Net unrealized gain                                   $700,620

   (b)     At August 31, 2010, the following securities were out on loan:

 Shares                           Security                         Value
 20,000    Abiomed, Inc. *                                       $181,000
  8,600    AGA Medical Holdings, Inc. *                           117,390
  1,000    Atlas Air Worldwide Holdings, Inc. *                   43,340
  1,000    Brunswick Corp. *                                      12,710
 35,800    Cedar Shopping Centers, Inc.                           197,616
 16,000    CMS Energy Corp.                                       280,000
  6,400    Cooper Tire & Rubber Co.                               103,616
  4,200    Gamestop Corp. *                                       75,306
  9,000    Green Mountain Coffee Roasters, Inc. *                 277,380
  8,600    Incyte Genomics, Inc. *                                107,672
  8,000    Nuance Communications, Inc. *                          117,440
  7,600    Take-Two Interactive Software, Inc. *                  63,232
  7,500    Texas Capital Bancshares, Inc. *                       114,750
  4,100    True Religion Apparel, Inc. *                          72,078
  7,200    VeriFone Holdings, Inc. *                              174,096
           Total                                                 $1,937,626

   (c)     Securities lending collateral is managed by Credit
           Suisse AG, New York Branch.


           The following is a summary of the inputs used as of August 31, 2010, in valuing the Fund's assets:

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of August 31, 2010, in valuing the Fund's assets:
                                 Level 1    Level 2    Level 3   Total
Common Stocks                 $21,161,951      $0       $0  $21,161,951
Exchange Traded Fund              117,942      0        0       117,942
Temporary Cash Investments         0        1,822,385    0    1,822,385
Money Market Mutual Fund          172,890      0        0       172,890
Total                         $21,452,783  $1,822,385   $0  $23,275,168



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2010

* Print the name and title of each signing officer under his or her signature.